UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01737

GREAT WEST VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

BEVERLY A. BYRNE

Vice-President and Counsel

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 - August 25, 2005

Item 1. Schedule of Investments

Great-West Variable Annuity Account A

Schedule of Investments

August 25, 2005

Unaudited

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 3.7%

1,350 Lockheed Martin Corp	83,768
3,200 Rockwell Collins	155,360
$239,128

AUTO PARTS & EQUIPMENT --- 2.9%

3,200 Johnson Controls Inc	190,496
$190,496

BANKS --- 5.4%

5,123 Regions Financial Corp	167,573
3,625 Wachovia Corp	181,286
$348,859

BUILDING MATERIALS --- 3.6%

3,500 Vulcan Materials Co	231,700
$231,700

CHEMICALS --- 2.4%

2,500 PPG Industries Inc	156,900
$156,900

COMMUNICATIONS - EQUIPMENT --- 2.3%

110 Lucent Technologies Inc (warrants)*	95
7,100 Motorola Inc	149,384
$149,479

COMPUTER HARDWARE & SYSTEMS --- 1.5%

2,800 Dell Inc*	99,344
$99,344

ELECTRIC COMPANIES --- 3.1%

4,300 Consolidated Edison Inc	199,649
$199,649

ELECTRONIC INSTRUMENT & EQUIP --- 2.5%

3,200 Rockwell Automation Inc	161,344
$161,344

ELECTRONICS - SEMICONDUCTOR --- 1.7%

4,400 Intel Corp	112,024
$112,024

FINANCIAL SERVICES --- 2.2%

4,224 JPMorgan Chase & Co	144,123

$144,123

FOOD & BEVERAGES --- 2.7%

3,000 Hershey Foods Corp	174,660
$174,660

HOUSEHOLD GOODS --- 8.3%

2,900 Kimberly-Clark Corp	179,597
4,500 Leggett & Platt Inc	111,330
5,900 Maytag Corp	109,917
5,900 Newell Rubbermaid Inc	140,361
$541,205

INSURANCE RELATED --- 11.0%

2,500 Allstate Corp	146,775
2,600 Hartford Financial Services Group Inc	196,872
3,800 Lincoln National Corp	190,494
3,475 Torchmark Corp	183,063
$717,204

LEISURE & ENTERTAINMENT --- 2.8%

10,220 Time Warner Inc*	180,281
$180,281

OFFICE EQUIPMENT & SUPPLIES --- 2.0%

10,000 Xerox Corp*	132,700
$132,700

OIL & GAS --- 11.8%

2,424 Exxon Mobil Corp	143,452
2,100 Schlumberger Ltd	172,830
5,060 Sunoco Inc	322,423
2,200 Transocean Inc*	126,126
$764,831

PHARMACEUTICALS --- 3.1%

3,200 Johnson & Johnson	200,096
$200,096

PRINTING & PUBLISHING --- 4.7%

2,100 Gannett Co Inc	152,859
4,000 Tribune Co	151,000
$303,859

RESTAURANTS --- 3.0%

5,100 Brinker International Inc*	197,472
$197,472

RETAIL --- 3.8%

4,400 Albertson's Inc	89,628
3,700 Costco Wholesale Corp	160,617
$250,245

SPECIALIZED SERVICES --- 1.5%

8,000 Adecco SA	95,360
$95,360

TELEPHONE & TELECOMMUNICATIONS --- 2.2%

6,000 SBC Communications Inc	143,280
$143,280

TEXTILES --- 2.5%

3,900 Liz Claiborne Inc	160,134
$160,134

UTILITIES --- 9.3%

3,500 Constellation Energy Group	203,350
7,400 Duke Energy Corp	214,082
4,600 NICOR Inc	189,750
$607,182

TOTAL COMMON STOCK --- 100.0%	$6,501,555

(Cost $4,551,321)

TOTAL GREAT-WEST VARIABLE ANNUITY ACCOUNT A --- 100.0%	$6,501,555

(Cost $4,551,321)

Legend

* Non-income Producing Security

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. Variable Annuity Account A utilizes the “NASDAQ Official Closing Price” for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Variable Annuity Account A Committee. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Variable Annuity Account A Committee.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

By:	/s/ W.T. McCallum
W.T. McCallum
President

Date:	October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W.T. McCallum
W.T. McCallum
President

Date:	October 21, 2005

By:	/s/ G.R. McDonald
G.R. McDonald
Treasurer

Date:	October 21, 2005